Summary of Accumulated Other Comprehensive Income (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ 156,456
Other comprehensive loss	(24,846)	$ (9,645)
Ending Balance	131,610	156,456
Unrealized Foreign Currency Translation Gains (Losses) [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	587,278	663,886
Other comprehensive loss	(146,545)	(76,608)
Ending Balance	440,733	587,278
Foreign Exchange Gain (Loss) on Net Investment Hedge [member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(430,822)	(497,785)
Other comprehensive loss	121,699	66,963
Ending Balance	(309,123)	(430,822)
Accumulated Other Comprehensive Income [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	156,456	166,101
Other comprehensive loss	(24,846)	(9,645)
Ending Balance	$ 131,610	$ 156,456